UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-06324

Exact name of registrant as specified in charter:	Delaware Group® Global & International Funds

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2023

Item 1. Reports to Stockholders

Semiannual report

Global / international equity mutual funds

Delaware Emerging Markets Fund

Delaware International Small Cap Fund

Delaware International Value Equity Fund

May 31, 2023

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Emerging Markets Fund, Delaware International Small Cap Fund, and Delaware International Value Equity Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

This semiannual report is for the information of Delaware Emerging Markets Fund, Delaware International Small Cap Fund, and Delaware International Value Equity Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of May 31, 2023, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from December 1, 2022 to May 31, 2023 (Unaudited)

The investment objective of Delaware Emerging Markets Fund and Delaware International Small Cap Fund is to seek long-term capital appreciation.

The investment objective of Delaware International Value Equity Fund is to seek long-term growth without undue risk to principal.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from December 1, 2022 to May 31, 2023.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from December 1, 2022 to May 31, 2023 (Unaudited)

Delaware Emerging Markets Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/22	Ending Account Value 5/31/23	Annualized Expense Ratio	Expenses Paid During Period 12/1/22 to 5/31/23*
Actual Fund return†
Class A	$1,000.00	$1,008.00	1.47%	$7.36
Class C	1,000.00	1,004.50	2.22%	11.09
Class R	1,000.00	1,006.50	1.72%	8.60
Institutional Class	1,000.00	1,009.30	1.22%	6.11
Class R6	1,000.00	1,009.30	1.13%	5.66
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.60	1.47%	$7.39
Class C	1,000.00	1,013.86	2.22%	11.15
Class R	1,000.00	1,016.36	1.72%	8.65
Institutional Class	1,000.00	1,018.85	1.22%	6.14
Class R6	1,000.00	1,019.30	1.13%	5.69

Delaware International Small Cap Fund Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/22	Ending Account Value 5/31/23	Annualized Expense Ratio	Expenses Paid During Period 12/1/22 to 5/31/23*
Actual Fund return†
Class A	$1,000.00	$955.00	1.36%	$6.63
Class C	1,000.00	953.00	2.11%	10.27
Class R	1,000.00	955.70	1.61%	7.85
Institutional Class	1,000.00	957.30	1.11%	5.42
Class R6	1,000.00	957.40	1.00%	4.88
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.15	1.36%	$6.84
Class C	1,000.00	1,014.41	2.11%	10.60
Class R	1,000.00	1,016.90	1.61%	8.10
Institutional Class	1,000.00	1,019.40	1.11%	5.59
Class R6	1,000.00	1,019.95	1.00%	5.04

2

Delaware International Value Equity Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/22	Ending Account Value 5/31/23	Annualized Expense Ratio	Expenses Paid During Period 12/1/22 to 5/31/23*
Actual Fund return†
Class A	$1,000.00	$1,108.20	1.13%	$5.94
Class C	1,000.00	1,103.80	1.88%	9.86
Class R	1,000.00	1,106.90	1.38%	7.25
Institutional Class	1,000.00	1,109.00	0.88%	4.63
Class R6	1,000.00	1,110.10	0.80%	4.21
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.30	1.13%	$5.69
Class C	1,000.00	1,015.56	1.88%	9.45
Class R	1,000.00	1,018.05	1.38%	6.94
Institutional Class	1,000.00	1,020.54	0.88%	4.43
Class R6	1,000.00	1,020.94	0.80%	4.03

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, each Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), including exchange-traded funds in which it invests. The tables above do not reflect the expenses of any Underlying Funds.

3

Security type / country and sector allocations

Delaware Emerging Markets Fund	As of May 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stocks by Country	97.93%
Argentina	0.45%
Australia	0.28%
Bahrain	0.07%
Brazil	5.10%
Chile	1.23%
China	26.54%
Hong Kong	0.22%
India	13.93%
Indonesia	1.75%
Malaysia	0.02%
Mexico	4.51%
Peru	0.47%
Republic of Korea	22.34%
Russia	0.01%
South Africa	0.29%
Taiwan	17.52%
Turkey	1.13%
United Kingdom	0.07%
United States	2.00%
Preferred Stocks	1.90%
Rights	0.03%
Warrants	0.01%
Exchange-Traded Fund	0.19%
Participation Notes	0.00%
Short-Term Investments	0.21%
Total Value of Securities	100.27%
Liabilities Net of Receivables and Other Assets	(0.27)%
Total Net Assets	100.00%

4

Common stocks, participation notes, and preferred stocks	Percentage of net assets
Communication Services	12.57%
Consumer Discretionary	8.04%
Consumer Staples	13.34%
Energy	10.93%
Financials	4.76%
Healthcare	1.69%
Industrials	8.01%
Information Technology*	35.17%
Materials	4.53%
Real Estate	0.21%
Utilities	0.58%
Total	99.83%

*To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Computers, Electronics, Electronic Components- Semiconductors, Internet, Semiconductor Components-Integrated Circuits, and Software. As of May 31, 2023, such amounts, as a percentage of total net assets were 1.07%, 0.15%, 20.54%, 0.54%, 12.04%, and 0.83%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

5

Security type / country and sector allocations

Delaware International Small Cap Fund	As of May 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stocks by Country	97.94%
Argentina	1.08%
Australia	2.56%
Austria	3.05%
Brazil	1.83%
Canada	9.74%
China	3.68%
Denmark	1.61%
Finland	0.98%
France	1.17%
Germany	3.46%
Greece	0.67%
India	5.35%
Indonesia	1.00%
Ireland	1.14%
Israel	1.38%
Italy	5.99%
Japan	21.62%
Mexico	5.15%
Netherlands	0.94%
Norway	1.84%
Republic of Korea	3.70%
Russia	0.16%
Spain	1.98%
Sweden	2.66%
Taiwan	7.07%
United Kingdom	6.79%
United States	1.34%
Short-Term Investments	1.85%
Total Value of Securities	99.79%
Receivables and Other Assets Net of Liabilities	0.21%
Total Net Assets	100.00%

6

Common stocks by sector	Percentage of net assets
Communication Services	1.17%
Consumer Discretionary	19.34%
Consumer Staples	3.30%
Energy	4.76%
Financials	10.27%
Healthcare	6.94%
Industrials	23.88%
Information Technology	15.63%
Materials	8.14%
Real Estate	3.23%
Utilities	1.28%
Total	97.94%

7

Security type / country and sector allocations

Delaware International Value Equity Fund	As of May 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stocks by Country	95.97%
Denmark	2.81%
France	20.46%
Germany	12.80%
Japan	9.68%
Netherlands	6.17%
Spain	4.84%
Sweden	9.20%
Switzerland	12.36%
United Kingdom	17.65%
Preferred Stock	2.63%
Short-Term Investments	0.59%
Total Value of Securities	99.19%
Receivables and Other Assets Net of Liabilities	0.81%
Total Net Assets	100.00%

Common stocks and preferred stock by sector	Percentage of net assets
Communication Services	5.72%
Consumer Discretionary	19.72%
Consumer Staples*	37.74%
Healthcare	13.86%
Industrials	11.84%
Information Technology	5.17%
Materials	4.55%
Total	98.60%

*To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Consumer Staples sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Consumer Staples sector consisted of Beverages, Cosmetics/Personal Care, Food, and Household Products/Wares. As of May 31, 2023, such amounts, as a percentage of total net assets were 6.08%, 11.20%, 17.83%, and 2.63%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Consumer Staples sector for financial reporting purposes may exceed 25%.

8

Schedules of investments

Delaware Emerging Markets Fund	May 31, 2023 (Unaudited)

	Number of shares	Value (US $)
Common Stocks – 97.93%Δ
Argentina – 0.45%
Cablevision Holding GDR	443,972	$1,196,446
Cresud ADR	1,660,184	10,492,363
Grupo Clarin GDR Class B 144A #, †	131,213	175,729
IRSA Inversiones y Representaciones ADR	1,474,962	8,982,519
		20,847,057
Australia – 0.28%
Rio Tinto ADR	166,832	9,851,430
Woodside Energy Group ADR	137,332	3,032,290
		12,883,720
Bahrain – 0.07%
Aluminium Bahrain GDR 144A #	221,400	3,259,340
		3,259,340
Brazil – 5.10%
Atacadao	500,000	941,202
Banco Bradesco ADR	18,000,000	55,440,000
Banco Santander Brasil ADR	3,051,128	17,482,963
BRF ADR †	6,850,000	11,234,000
Centrais Eletricas Brasileiras ADR	989,541	6,906,996
Embraer ADR †	420,704	6,260,076
Itau Unibanco Holding ADR	6,252,439	32,137,537
Rumo	1,905,351	7,807,984
Telefonica Brasil ADR	2,050,000	16,236,000
TIM ADR	1,244,820	17,041,586
Vale ADR	5,000,000	63,400,000
XP Class A †	211,715	3,736,770
		238,625,114
Chile – 1.23%
Cia Cervecerias Unidas ADR	410,528	6,116,867
Sociedad Quimica y Minera de Chile ADR	800,000	51,336,000
		57,452,867
China – 26.54%
Alibaba Group Holding †	2,300,000	22,881,188
Alibaba Group Holding ADR †	1,940,000	154,327,000
ANTA Sports Products	2,317,600	23,663,023
Baidu ADR †	420,000	51,597,000
BeiGene †	1,615,700	27,483,892
China Petroleum & Chemical Class H	30,000,000	18,887,803
China Tower Class H 144A #	30,000,000	3,294,830
DiDi Global ADR †	1,278,300	3,272,448

9

Schedules of investments

Delaware Emerging Markets Fund

	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
Full Truck Alliance ADR †	1,800,000	$10,458,000
Guangshen Railway Class H †	11,000,000	3,076,452
Hengan International Group	2,000,000	8,505,258
Innovent Biologics 144A #, †	1,380,000	6,467,828
iQIYI ADR †	1,450,000	5,887,000
JD.com Class A	226,190	3,636,741
JD.com ADR	3,080,000	100,408,000
Joinn Laboratories China Class H 144A #	85,848	310,263
Kangji Medical Holdings	3,000	3,257
Kunlun Energy	21,000,000	16,734,670
Kweichow Moutai Class A	700,000	160,496,312
Meituan Class B 144A #, †	500,000	7,036,633
New Oriental Education & Technology Group ADR †	700,000	26,369,000
PetroChina Class H	18,000,000	11,631,515
Ping An Insurance Group Co. of China Class H	4,000,000	25,388,068
Sohu.com ADR †	2,219,642	25,126,347
Sun Art Retail Group	15,079,500	3,697,443
TAL Education Group ADR †	1,030,000	5,592,900
Tencent Holdings	5,000,000	198,328,321
Tencent Music Entertainment Group ADR †	950,000	6,593,000
Tianjin Development Holdings	15,885,550	3,266,190
Tingyi Cayman Islands Holding	13,000,000	19,490,578
Trip.com Group ADR †	582,400	18,392,192
Tsingtao Brewery Class H	7,000,000	60,251,965
Uni-President China Holdings	31,186,000	27,082,071
Weibo ADR †	1,450,000	20,256,500
Wuliangye Yibin Class A	7,000,000	158,811,441
ZhongAn Online P&C Insurance Class H 144A #, †	739,600	2,082,662
		1,240,787,791
Hong Kong – 0.22%
Vinda International Holdings	4,300,000	10,345,766
		10,345,766
India – 13.93%
Aurobindo Pharma	1,500,000	11,940,980
Glenmark Pharmaceuticals	1,167,988	8,438,883
HCL Technologies	2,800,000	38,755,063
Indiabulls Real Estate GDR †	102,021	82,929
Infosys	2,640,000	42,067,353
Lupin	2,500,000	24,310,453
Reliance Industries	10,500,000	313,469,774

10

	Number of shares	Value (US $)
Common StocksΔ (continued)
India (continued)
Reliance Industries GDR 144A #	2,340,879	$138,345,949
Tata Chemicals	1,866,909	21,902,336
Tata Consultancy Services	200,000	7,952,193
Tata Consumer Products	2,128,276	20,545,251
United Breweries	1,000,000	17,583,302
Zee Entertainment Enterprises	2,530,000	5,964,767
		651,359,233
Indonesia – 1.75%
Astra Agro Lestari	9,132,500	4,295,139
Astra International	180,000,000	77,451,634
		81,746,773
Malaysia – 0.02%
UEM Sunrise	17,000,000	976,059
		976,059
Mexico – 4.51%
America Movil ADR †	1,369,199	29,109,171
Cemex ADR †	4,300,000	25,800,000
Coca-Cola Femsa ADR	300,000	24,846,000
Fomento Economico Mexicano ADR	688,329	69,252,780
Grupo Financiero Banorte Class O	4,000,000	32,142,009
Grupo Televisa ADR	6,017,000	28,941,770
Sitios Latinoamerica †	1,369,199	578,982
		210,670,712
Peru – 0.47%
Cia de Minas Buenaventura ADR	3,217,400	21,910,494
		21,910,494
Republic of Korea – 22.34%
Kakao	200,000	8,468,638
Kakaopay †	100,000	4,528,160
KB Financial Group ADR	245,928	8,853,408
LG Uplus	2,403,542	20,354,728
Lotte	300,000	6,374,082
Lotte Chilsung Beverage	44,000	4,641,175
Lotte Wellfood	60,000	4,791,863
Samsung Electronics	5,200,000	279,736,297
Samsung Life Insurance	360,939	18,029,953
Shinhan Financial Group	300,000	7,922,396
SK Hynix	3,490,000	285,563,383
SK Square †	7,031,497	244,493,190

11

Schedules of investments

Delaware Emerging Markets Fund

	Number of shares	Value (US $)
Common StocksΔ (continued)
Republic of Korea (continued)
SK Telecom	2,175,168	$81,451,007
SK Telecom ADR	3,312,676	69,234,928
		1,044,443,208
Russia – 0.01%
EL5-ENERO PJSC =, †	1,058,050	0
Etalon Group GDR 144A #, =, †	1,616,300	0
Gazprom PJSC =	29,200,000	0
LUKOIL PJSC =	492,501	0
Rosneft Oil PJSC =	14,555,684	0
Sberbank of Russia PJSC =	3,200,000	0
Sberbank of Russia PJSC =	12,000,000	0
Surgutneftegas PJSC ADR =, †	2,014,441	0
T Plus PJSC =, †	36,096	0
VEON ADR †	29,290	560,611
VK GDR =, †	551,200	0
Yandex Class A =, †	920,000	0
		560,611
South Africa – 0.29%
Naspers Class N	86,398	13,043,069
Sun International	364,166	686,271
		13,729,340
Taiwan – 17.52%
FIT Hon Teng 144A #, †	38,000,000	7,036,633
MediaTek	10,092,000	249,282,499
Taiwan Semiconductor Manufacturing	31,000,000	562,948,499
		819,267,631
Turkey – 1.13%
Akbank	19,500,000	14,857,501
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	144,600	151,830
Turk Telekomunikasyon	951,192	735,285
Turkcell Iletisim Hizmetleri	2,427,827	3,922,082
Turkcell Iletisim Hizmetleri ADR	4,449,485	18,420,868
Turkiye Sise ve Cam Fabrikalari	7,651,443	14,891,847
		52,979,413
United Kingdom – 0.07%
Griffin Mining †	3,056,187	3,280,905
		3,280,905

12

	Number of shares	Value (US $)
Common StocksΔ (continued)
United States – 2.00%
Intel	800,000	$25,152,000
Micron Technology	1,000,000	68,200,000
		93,352,000
Total Common Stocks (cost $4,838,541,166)		4,578,478,034

Preferred Stocks – 1.90%Δ
Brazil – 0.78%
Braskem Class A ω	1,470,000	6,531,015
Petroleo Brasileiro ADR 13.35% ω	2,500,000	25,700,000
Usinas Siderurgicas de Minas Gerais Usiminas Class A 4.45% ω	3,235,733	4,496,466
		36,727,481
Republic of Korea – 1.12%
Samsung Electronics 2.42% ω	1,183,100	52,235,570
		52,235,570
Russia – 0.00%
Transneft PJSC =, ω	12,000	0
		0
Total Preferred Stocks (cost $66,489,867)		88,963,051

Rights–0.03%
Brazil – 0.03%
AES Brasil Energia	518,861	1,245,684
Total Rights (cost $1,572,319)		1,245,684

Warrants – 0.01%
Argentina – 0.01%
IRSA Inversiones y Representaciones, exercise price $0.31, expiration date 3/5/26 †	1,637,840	499,541
Total Warrants (cost $0)		499,541

Exchange–Traded Fund – 0.19%
iShares MSCI Turkey ETF	290,275	8,809,846
Total Exchange-Traded Fund (cost $13,207,352)		8,809,846

13

Schedules of investments

Delaware Emerging Markets Fund

	Number of shares	Value (US $)
Participation Notes – 0.00%
Lehman Indian Oil CW 12 LEPO =, †	172,132	$0
Lehman Oil & Natural Gas CW 12 LEPO =, †	254,590	0
Total Participation Notes (cost $8,559,057)		0

Short-Term Investments – 0.21%
Money Market Mutual Funds – 0.21%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.00%)	2,412,275	2,412,275
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.98%)	2,412,275	2,412,275
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.13%)	2,412,275	2,412,275
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.00%)	2,412,275	2,412,275
Total Short-Term Investments (cost $9,649,100)		9,649,100
Total Value of Securities–100.27% (cost $4,938,018,861)		$4,687,645,256

Δ	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 5 in “Security type / country and sector allocations.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2023, the aggregate value of Rule 144A securities was $168,009,867, which represents 3.59% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
ω	Perpetual security with no stated maturity date.

Summary of abbreviations:

ADR – American Depositary Receipt

ETF – Exchange-Traded Fund

14

Summary of abbreviations: (continued)

GDR – Global Depositary Receipt

LEPO – Low Exercise Price Option

MSCI – Morgan Stanley Capital International

PJSC – Private Joint Stock Company

See accompanying notes, which are an integral part of the financial statements.

15

Schedules of investments

Delaware International Small Cap Fund	May 31, 2023 (Unaudited)

	Number of shares	Value (US $)
Common Stocks – 97.94%Δ
Argentina – 1.08%
Arcos Dorados Holdings Class A	76,760	$648,622
		648,622
Australia – 2.56%
HUB24	44,147	717,886
Pro Medicus	21,273	821,227
		1,539,113
Austria – 3.05%
BAWAG Group †	9,006	391,414
DO & CO †	8,586	1,055,421
Vienna Insurance Group AG Wiener Versicherung Gruppe	14,896	386,913
		1,833,748
Brazil – 1.83%
3R Petroleum Oleo Gas †	59,221	350,301
CSN Mineracao SA	547,413	473,684
SLC Agricola	40,395	274,539
		1,098,524
Canada – 9.74%
Aritzia †	10,529	269,682
ATS †	46,213	2,023,840
Capital Power	22,852	765,605
ERO Copper †	42,531	703,994
Granite Real Estate Investment Trust	9,234	541,864
Major Drilling Group International †	67,480	453,843
Stella-Jones	17,904	792,128
SunOpta †	43,615	292,695
		5,843,651
China – 3.68%
AK Medical Holdings	732,000	651,564
Atour Lifestyle Holdings ADR †	26,316	425,266
Beijing Capital International Airport Class H †	862,000	601,054
MMG †	1,780,000	534,197
		2,212,081
Denmark – 1.61%
Jyske Bank †	14,100	968,045
		968,045

16

	Number of shares	Value (US $)
Common StocksΔ (continued)
Finland – 0.98%
Valmet	20,029	$589,390
		589,390
France – 1.17%
IPSOS	14,402	704,751
		704,751
Germany – 3.46%
AIXTRON	20,073	622,439
HUGO BOSS	13,300	903,877
SGL Carbon †	60,557	547,934
		2,074,250
Greece – 0.67%
Alpha Services and Holdings †	269,861	399,654
		399,654
India – 5.35%
Escorts Kubota	18,274	480,706
Indian Hotels	139,147	655,437
Persistent Systems	10,697	664,381
Radico Khaitan	34,363	485,382
Varun Beverages	45,221	926,181
		3,212,087
Indonesia – 1.00%
AKR Corporindo	6,599,400	600,946
		600,946
Ireland – 1.14%
Glenveagh Properties †	617,373	686,306
		686,306
Israel – 1.38%
Inmode †	26,185	826,660
		826,660
Italy – 5.99%
Azimut Holding	32,841	652,052
Brembo	46,825	711,729
Brunello Cucinelli	9,994	862,085
Piaggio & C	188,938	727,849
Reply	5,922	640,598
		3,594,313

17

Schedules of investments

Delaware International Small Cap Fund

	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan – 21.62%
Amvis Holdings	54,600	$1,185,466
Appier Group †	64,100	637,204
Asics	46,800	1,254,606
BayCurrent Consulting	25,700	942,595
DMG Mori	61,400	1,032,551
Fujimi	21,800	1,403,524
Goldwin	14,400	1,212,360
IHI	42,100	974,502
Mebuki Financial Group	369,600	870,115
OKUMA	15,800	757,538
SCREEN Holdings	3,200	335,101
SMS	32,200	670,694
TechnoPro Holdings	24,800	540,233
Toho Titanium	38,100	519,577
Toyo Tanso	17,700	640,287
		12,976,353
Mexico – 5.15%
Alsea †	217,677	633,133
Banco del Bajio	155,840	490,188
Corp. Inmobiliaria Vesta	269,736	854,085
Grupo Aeroportuario del Centro Norte	107,642	1,113,053
		3,090,459
Netherlands – 0.94%
Just Eat Takeaway.com †	37,492	563,778
		563,778
Norway – 1.84%
Aker Solutions	148,607	487,583
Subsea 7	60,629	614,745
		1,102,328
Republic of Korea – 3.70%
Classys	34,955	687,380
Hotel Shilla	7,637	444,209
HPSP	26,432	543,676
Sungeel Hitech †	5,114	544,055
		2,219,320
Russia – 0.16%
Detsky Mir PJSC =, †	188,399	94,200
		94,200

18

	Number of shares	Value (US $)
Common StocksΔ (continued)
Spain – 1.98%
Banco de Sabadell	525,259	$518,779
Melia Hotels International †	105,279	667,319
		1,186,098
Sweden – 2.66%
Catena	15,963	548,389
Fortnox	163,132	1,051,388
		1,599,777
Taiwan – 7.07%
Alchip Technologies	22,000	1,184,932
ASPEED Technology	10,000	937,271
Lotes	30,000	850,379
Wafer Works	325,000	475,429
Wiwynn	21,000	792,775
		4,240,786
United Kingdom – 6.79%
Beazley	102,237	770,061
Diploma	18,119	683,386
Grafton Group	20,491	207,946
Inchcape	89,263	846,115
Keywords Studios	26,323	636,881
Pagegroup	72,897	394,459
RS GROUP	53,990	535,003
		4,073,851
United States – 1.34%
Noble †	21,120	804,886
		804,886
Total Common Stocks (cost $55,071,171)		58,783,977

Short-Term Investments – 1.85%
Money Market Mutual Funds – 1.85%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.00%)	278,121	278,121
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.98%)	278,121	278,121
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.13%)	278,121	278,121

19

Schedules of investments

Delaware International Small Cap Fund

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.00%)	278,121	$278,121
Total Short-Term Investments (cost $1,112,484)		1,112,484
Total Value of Securities–99.79% (cost $56,183,655)		$59,896,461

Δ	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 7 in “Security type / country and sector allocations.”
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

AG – Aktiengesellschaft

PJSC – Private Joint Stock Company

See accompanying notes, which are an integral part of the financial statements.

20

Schedules of investments

Delaware International Value Equity Fund	May 31, 2023 (Unaudited)

	Number of shares	Value (US $)
Common Stocks – 95.97%Δ
Denmark – 2.81%
Novo Nordisk Class B	57,442	$9,203,385
		9,203,385
France – 20.46%
Air Liquide	89,100	14,918,235
Danone	283,570	16,773,995
Kering	10,775	5,739,695
Orange	751,545	8,974,763
Publicis Groupe	71,119	5,269,644
Sodexo	143,045	15,450,626
		67,126,958
Germany – 12.80%
adidas AG	80,945	13,108,100
Fresenius Medical Care AG & Co.	107,610	4,595,222
Knorr-Bremse	106,990	7,316,856
SAP	129,930	16,968,624
		41,988,802
Japan – 9.68%
Asahi Group Holdings	91,200	3,540,648
Kao	267,900	9,377,702
KDDI	147,100	4,530,458
Makita	378,900	10,279,864
Seven & i Holdings	95,600	4,010,637
		31,739,309
Netherlands – 6.17%
Koninklijke Ahold Delhaize	637,940	20,224,978
		20,224,978
Spain – 4.84%
Amadeus IT Group †	222,146	15,885,529
		15,885,529
Sweden – 9.20%
Essity Class B	466,117	12,387,635
H & M Hennes & Mauritz Class B	481,847	6,013,874
Securitas Class B	1,601,031	11,791,076
		30,192,585
Switzerland –12.36%
Nestle	147,450	17,468,960
Roche Holding	46,056	14,574,075

21

Schedules of investments

Delaware International Value Equity Fund

	Number of shares	Value (US $)
Common StocksΔ (continued)
Switzerland (continued)
Swatch Group	28,639	$8,509,156
		40,552,191
United Kingdom – 17.65%
Diageo	393,489	16,382,917
Intertek Group	182,674	9,439,439
Smith & Nephew	1,143,544	17,098,589
Unilever	298,549	14,962,901
		57,883,846
Total Common Stocks (cost $327,812,977)		314,797,583

Preferred Stock – 2.63%
Germany – 2.63%
Henkel AG & Co. 2.46%	108,170	8,618,532
Total Preferred Stock (cost $8,802,136)		8,618,532

Short-Term Investments – 0.59%
Money Market Mutual Funds – 0.59%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.00%)	485,122	485,122
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.98%)	485,123	485,123
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.13%)	485,123	485,123
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.00%)	485,122	485,122
Total Short-Term Investments (cost $1,940,490)		1,940,490
Total Value of Securities–99.19% (cost $338,555,603)		$325,356,605

Δ	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 8 in “Security type / country and sector allocations.”
†	Non-income producing security.

22

Summary of abbreviations:

AG – Aktiengesellschaft

See accompanying notes, which are an integral part of the financial statements.

23

Statements of assets and liabilities

Delaware International Funds	May 31, 2023 (Unaudited)

	Delaware Emerging Markets Fund	Delaware International Small Cap Fund	Delaware International Value Equity Fund
Assets:
Investments, at value*	$4,687,645,256	$59,896,461	$325,356,605
Cash	42,345	—	—
Foreign currencies, at valueΔ	7,947,948	143,733	—
Receivable for fund shares sold	13,117,952	102,027	146,902
Dividends and interest receivable	6,159,323	143,872	411,090
Foreign tax reclaims receivable	343,364	120,237	3,233,697
Prepaid expenses	178,769	46,190	47,558
Other assets	44,060	723	3,738
Total Assets	4,715,479,017	60,453,243	329,199,590
Liabilities:
Due to custodian	—	168	2,806
Accrued capital gains taxes on appreciated securities	20,112,401	151,134	—
Payable for fund shares redeemed	9,853,611	58,885	422,120
Other accrued expenses	6,361,354	180,466	510,702
Investment management fees payable to affiliates	3,643,122	28,268	170,258
Administration expenses payable to affiliates	360,441	12,906	36,410
Distribution fees payable to affiliates	76,370	1,613	30,923
Total Liabilities	40,407,299	433,440	1,173,219
Total Net Assets	$4,675,071,718	$60,019,803	$328,026,371
Net Assets Consist of:
Paid-in capital	$5,102,457,084	$66,408,056	$355,166,390
Total distributable earnings (loss)	(427,385,366)	(6,388,253)	(27,140,019)
Total Net Assets	$4,675,071,718	$60,019,803	$328,026,371

24

	Delaware Emerging Markets Fund	Delaware International Small Cap Fund	Delaware International Value Equity Fund
Net Asset Value
Class A:
Net assets	$234,909,364	$5,724,700	$155,202,708
Shares of beneficial interest outstanding, unlimited authorization, no par	13,322,297	876,310	11,467,624
Net asset value per share	$17.63	$6.53	$13.53
Sales charge	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$18.71	$6.93	$14.36
Class C:
Net assets	$48,159,583	$867,655	$3,044,713
Shares of beneficial interest outstanding, unlimited authorization, no par	2,974,736	164,705	227,059
Net asset value per share	$16.19	$5.27	$13.41
Class R:
Net assets	$20,942,978	$114,102	$1,249,544
Shares of beneficial interest outstanding, unlimited authorization, no par	1,179,625	18,662	92,397
Net asset value per share	$17.75	$6.11	$13.52
Institutional Class:
Net assets	$2,508,661,471	$50,045,736	$163,371,440
Shares of beneficial interest outstanding, unlimited authorization, no par	141,260,105	7,234,066	12,017,501
Net asset value per share	$17.76	$6.92	$13.59
Class R6:
Net assets	$1,862,398,322	$3,267,610	$5,157,966
Shares of beneficial interest outstanding, unlimited authorization, no par	104,785,281	470,390	379,256
Net asset value per share	$17.77	$6.95	$13.60

*Investments, at cost	$4,938,018,861	$56,183,655	$338,555,603
ΔForeign currencies, at cost	7,903,472	144,431	—

See accompanying notes, which are an integral part of the financial statements.

25

Statements of operations

Delaware International Funds	Six months ended May 31, 2023 (Unaudited)

	Delaware Emerging Markets Fund	Delaware International Small Cap Fund	Delaware International Value Equity Fund
Investment Income:
Dividends	$68,725,395	$807,437	$6,404,771
Securities lending income	—	—	9,098
Reclaim income	—	40,403	611,689
Foreign tax withheld	(8,705,049)	(78,466)	(747,555)
	60,020,346	769,374	6,278,003
Expenses:
Management fees	27,134,899	286,883	1,424,486
Distribution expenses — Class A	301,031	7,965	196,148
Distribution expenses — Class C	264,643	5,049	16,603
Distribution expenses — Class R	53,379	298	3,384
Dividend disbursing and transfer agent fees and expenses	2,208,850	70,937	254,080
Custodian fees	2,164,555	28,490	66,894
Accounting and administration expenses	356,504	24,465	44,276
Reports and statements to shareholders expenses	318,244	9,675	32,572
Legal fees	158,981	3,583	14,289
Trustees’ fees and expenses	116,023	2,051	10,802
Audit and tax fees	25,471	19,611	17,521
Registration fees	—	2	3,058
Other	315,494	21,712	37,067
	33,418,074	480,721	2,121,180
Less expenses waived	(4,621,628)	(99,032)	(438,654)
Less expenses paid indirectly	(222)	(10)	(186)
Total operating expenses	28,796,224	381,679	1,682,340
Net Investment Income (Loss)	31,224,122	387,695	4,595,663

26

	Delaware Emerging Markets Fund	Delaware International Small Cap Fund	Delaware International Value Equity Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	$(77,028,598)	$(1,174,276)	$(1,054,145)
Foreign currencies	(410,107)	59,283	(29,076)
Foreign currency exchange contracts	(106,585)	(162,015)	(49,860)
Net realized gain (loss)	(77,545,290)	(1,277,008)	(1,133,081)

Net change in unrealized appreciation (depreciation) on:
Investments[1]	82,846,427	(1,504,204)	30,946,118
Foreign currencies	122,206	(15,780)	131,309
Foreign currency exchange contracts	—	5	(2,098)
Net change in unrealized appreciation (depreciation)	82,968,633	(1,519,979)	31,075,329
Net Realized and Unrealized Gain (Loss)	5,423,343	(2,796,987)	29,942,248
Net Increase (Decrease) in Net Assets Resulting from Operations	$36,647,465	$(2,409,292)	$34,537,911

[1]	Includes $20,112,401 increase in capital gains tax accrued for Delaware Emerging Markets Fund. Includes $151,134 increase in capital gains tax accrued and $178,227 decrease in capital gain tax paid for Delaware International Small Cap Fund.

See accompanying notes, which are an integral part of the financial statements.

27

Statements of changes in net assets

Delaware Emerging Markets Fund

	Six months ended 5/31/23 (Unaudited)	Year ended 11/30/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$31,224,122	$150,430,428
Net realized gain (loss)	(77,545,290)	107,829,823
Net change in unrealized appreciation (depreciation)	82,968,633	(1,799,376,736)
Net increase (decrease) in net assets resulting from operations	36,647,465	(1,541,116,485)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(3,701,092)	(11,495,718)
Class C	(371,522)	(2,720,160)
Class R	(258,570)	(970,357)
Institutional Class	(46,309,293)	(126,884,607)
Class R6	(35,249,700)	(77,102,849)
	(85,890,177)	(219,173,691)
Capital Share Transactions:
Proceeds from shares sold:
Class A	22,292,145	46,849,373
Class C	3,407,742	4,865,541
Class R	2,458,796	5,036,699
Institutional Class	486,271,007	1,368,023,503
Class R6	197,861,660	792,353,512

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,499,592	10,843,302
Class C	365,579	2,673,584
Class R	258,570	968,937
Institutional Class	40,244,270	109,901,498
Class R6	28,763,821	58,294,682
	785,423,182	2,399,810,631

28

	Six months ended 5/31/23 (Unaudited)	Year ended 11/30/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(34,072,757)	$(79,423,854)
Class C	(12,339,389)	(29,368,263)
Class R	(3,146,309)	(9,850,103)
Institutional Class	(549,258,279)	(1,631,203,316)
Class R6	(211,454,793)	(561,020,053)
	(810,271,527)	(2,310,865,589)
Increase (decrease) in net assets derived from capital share transactions	(24,848,345)	88,945,042
Net Decrease in Net Assets	(74,091,057)	(1,671,345,134)

Net Assets:
Beginning of period	4,749,162,775	6,420,507,909
End of period	$4,675,071,718	$4,749,162,775

See accompanying notes, which are an integral part of the financial statements.

29

Statements of changes in net assets

Delaware International Small Cap Fund

	Six months ended 5/31/23 (Unaudited)	Year ended 11/30/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$387,695	$631,692
Net realized gain (loss)	(1,277,008)	(8,303,780)
Net change in unrealized appreciation (depreciation)	(1,519,979)	(17,565,619)
Net increase (decrease) in net assets resulting from operations	(2,409,292)	(25,237,707)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(21,498)	(537,844)
Class C	—	(134,364)
Class R	(111)	(9,570)
Institutional Class	(275,417)	(3,918,467)
Class R6	(87,197)	(1,085,639)
	(384,223)	(5,685,884)

Capital Share Transactions:
Proceeds from shares sold:
Class A	504,603	749,135
Class C	45,247	135,109
Class R	769	1,690
Institutional Class	7,619,857	11,758,545
Class R6	1,222,925	9,124,027

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	21,260	535,765
Class C	—	134,364
Class R	108	9,291
Institutional Class	222,804	3,207,637
Class R6	69,747	926,317
	9,707,320	26,581,880

30

	Six months ended 5/31/23 (Unaudited)	Year ended 11/30/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(1,192,102)	$(1,447,444)
Class C	(213,233)	(591,200)
Class R	(183)	(3,873)
Institutional Class	(5,744,146)	(16,937,244)
Class R6	(11,203,787)	(11,589,608)
	(18,353,451)	(30,569,369)
Decrease in net assets derived from capital share transactions	(8,646,131)	(3,987,489)
Net Decrease in Net Assets	(11,439,646)	(34,911,080)

Net Assets:
Beginning of period	71,459,449	106,370,529
End of period	$60,019,803	$71,459,449

See accompanying notes, which are an integral part of the financial statements.

31

Statements of changes in net assets

Delaware International Value Equity Fund

	Six months ended 5/31/23 (Unaudited)	Year ended 11/30/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$4,595,663	$5,891,021
Net realized gain (loss)	(1,133,081)	(12,023,063)
Net change in unrealized appreciation (depreciation)	31,075,329	(58,399,041)
Net increase (decrease) in net assets resulting from operations	34,537,911	(64,531,083)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,497,245)	(14,729,181)
Class C	(30,847)	(306,886)
Class R	(17,821)	(356,285)
Institutional Class	(3,286,165)	(23,946,215)
Class R6	(60,347)	(285,342)
	(5,892,425)	(39,623,909)
Capital Share Transactions:
Proceeds from shares sold:
Class A	6,634,057	9,932,088
Class C	551,093	771,488
Class R	41,556	676,446
Institutional Class	22,287,580	69,276,100
Class R6	3,255,331	2,079,275

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,481,754	14,648,038
Class C	30,837	306,886
Class R	17,821	356,284
Institutional Class	3,280,539	23,920,676
Class R6	31,974	179,980
	38,612,542	122,147,261

32

	Six months ended 5/31/23 (Unaudited)	Year ended 11/30/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(17,178,364)	$(35,385,407)
Class C	(1,156,349)	(1,359,836)
Class R	(392,584)	(3,925,580)
Institutional Class	(58,826,851)	(168,887,802)
Class R6	(1,582,082)	(1,883,966)
	(79,136,230)	(211,442,591)
Decrease in net assets derived from capital share transactions	(40,523,688)	(89,295,330)
Net Decrease in Net Assets	(11,878,202)	(193,450,322)

Net Assets:
Beginning of period	339,904,573	533,354,895
End of period	$328,026,371	$339,904,573

See accompanying notes, which are an integral part of the financial statements.

33

Financial highlights

Delaware Emerging Markets Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

34

Six months ended 5/31/23[1]	Year ended
(Unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
$17.78	$24.14	$23.67	$19.13	$17.53	$20.10

0.09	0.50	0.54	0.04	0.11	0.07
0.03	(6.09)	0.07	4.62	1.55	(2.32)
0.12	(5.59)	0.61	4.66	1.66	(2.25)

(0.27)	(0.77)	—	(0.12)	(0.06)	(0.32)
—	—	(0.14)	—	—	—
(0.27)	(0.77)	(0.14)	(0.12)	(0.06)	(0.32)

$17.63	$17.78	$24.14	$23.67	$19.13	$17.53

0.80%[4]	(23.97)%[4]	2.57%[4]	24.44%[4]	9.50%	(11.40)%

$234,909	$245,037	$361,528	$364,314	$346,732	$353,094
1.47%	1.51%	1.57%	1.62%	1.63%	1.63%
1.67%	1.66%	1.59%	1.63%	1.63%	1.63%
1.06%	2.54%	2.08%	0.21%	0.62%	0.35%
0.86%	2.39%	2.06%	0.20%	0.62%	0.35%
2%	11%	4%	5%	10%	11%

35

Financial highlights

Delaware Emerging Markets Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

36

Six months ended[1] 5/31/23	Year ended
(Unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
$16.24	$22.09	$21.83	$17.67	$16.26	$18.68

0.02	0.33	0.32	(0.10)	(0.02)	(0.07)
0.04	(5.60)	0.08	4.26	1.43	(2.16)
0.06	(5.27)	0.40	4.16	1.41	(2.23)

(0.11)	(0.58)	—	—	—	(0.19)
—	—	(0.14)	—	—	—
(0.11)	(0.58)	(0.14)	—	—	(0.19)

$16.19	$16.24	$22.09	$21.83	$17.67	$16.26

0.45%[4]	(24.56)%[4]	1.82%[4]	23.54%[4]	8.67%	(12.05)%

$48,160	$56,938	$105,474	$118,977	$135,346	$152,857
2.22%	2.26%	2.32%	2.37%	2.38%	2.38%
2.42%	2.41%	2.34%	2.38%	2.38%	2.38%
0.31%	1.79%	1.33%	(0.54)%	(0.13)%	(0.40)%
0.11%	1.64%	1.31%	(0.55)%	(0.13)%	(0.40)%
2%	11%	4%	5%	10%	11%

37

Financial highlights

Delaware Emerging Markets Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

38

Six months ended 5/31/23[1]	Year ended
(Unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
$17.87	$24.24	$23.82	$19.25	$17.62	$20.21

0.07	0.46	0.48	(0.01)	0.07	0.02
0.03	(6.14)	0.08	4.64	1.56	(2.34)
0.10	(5.68)	0.56	4.63	1.63	(2.32)

(0.22)	(0.69)	—	(0.06)	— [3]	(0.27)
—	—	(0.14)	—	—	—
(0.22)	(0.69)	(0.14)	(0.06)	—	(0.27)

$17.75	$17.87	$24.24	$23.82	$19.25	$17.62

0.65%[5]	(24.15)%[5]	2.34%[5]	24.11%[5]	9.28%	(11.64)%

$20,943	$21,502	$34,148	$38,689	$43,962	$48,875
1.72%	1.76%	1.82%	1.87%	1.88%	1.88%
1.92%	1.91%	1.84%	1.88%	1.88%	1.88%
0.81%	2.29%	1.83%	(0.04)%	0.37%	0.10%
0.61%	2.14%	1.81%	(0.05)%	0.37%	0.10%
2%	11%	4%	5%	10%	11%

39

Financial highlights

Delaware Emerging Markets Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

40

Six months ended 5/31/23[1]	Year ended
(Unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
$17.94	$24.35	$23.85	$19.27	$17.67	$20.26

0.12	0.55	0.61	0.09	0.16	0.12
0.02	(6.13)	0.07	4.66	1.55	(2.34)
0.14	(5.58)	0.68	4.75	1.71	(2.22)

(0.32)	(0.83)	(0.04)	(0.17)	(0.11)	(0.37)
—	—	(0.14)	—	—	—
(0.32)	(0.83)	(0.18)	(0.17)	(0.11)	(0.37)

$17.76	$17.94	$24.35	$23.85	$19.27	$17.67

0.93%[4]	(23.76)%[4]	2.84%[4]	24.76%[4]	9.79%	(11.21)%

$2,508,662	$2,558,425	$3,728,519	$4,078,412	$3,826,272	$4,189,528
1.22%	1.26%	1.32%	1.37%	1.38%	1.38%
1.42%	1.41%	1.34%	1.38%	1.38%	1.38%
1.31%	2.79%	2.33%	0.46%	0.87%	0.60%
1.11%	2.64%	2.31%	0.45%	0.87%	0.60%
2%	11%	4%	5%	10%	11%

41

Financial highlights

Delaware Emerging Markets Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

42

Six months ended 5/31/23[1]	Year ended
(Unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
$17.97	$24.38	$23.88	$19.28	$17.69	$20.27

0.12	0.57	0.64	0.12	0.18	0.14
0.02	(6.13)	0.07	4.66	1.54	(2.33)
0.14	(5.56)	0.71	4.78	1.72	(2.19)

(0.34)	(0.85)	(0.07)	(0.18)	(0.13)	(0.39)
—	—	(0.14)	—	—	—
(0.34)	(0.85)	(0.21)	(0.18)	(0.13)	(0.39)

$17.77	$17.97	$24.38	$23.88	$19.28	$17.69

0.93%[4]	(23.67)%[4]	2.94%[4]	24.93%[4]	9.84%	(11.04)%

$1,862,398	$1,867,261	$2,190,839	$1,130,453	$1,000,200	$391,408
1.13%	1.16%	1.21%	1.25%	1.26%	1.26%
1.31%	1.30%	1.23%	1.26%	1.26%	1.26%
1.39%	2.89%	2.44%	0.58%	0.99%	0.72%
1.21%	2.75%	2.42%	0.57%	0.99%	0.72%
2%	11%	4%	5%	10%	11%

43

Financial highlights

Delaware International Small Cap Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

44

Six months ended 5/31/23[1]	Year ended
(Unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
$6.86	$9.54	$8.63	$7.07	$6.66	$7.99

0.03	0.04	(0.03)	— [3]	0.01	0.01
(0.34)	(2.18)	0.94	1.56	0.40	(1.02)
(0.31)	(2.14)	0.91	1.56	0.41	(1.01)

(0.02)	—	—	—	—	—
—	(0.54)	—	—	—	(0.32)
(0.02)	(0.54)	—	—	—	(0.32)

$6.53	$6.86	$9.54	$8.63	$7.07	$6.66

(4.50)%	(23.72)%	10.55%	22.07%	6.16%	(13.19)%

$5,725	$6,653	$9,535	$7,499	$10,934	$10,154
1.36%	1.35%	1.35%	1.35%	1.34%	1.34%
1.65%	1.58%	1.48%	1.52%	1.55%	1.72%
0.92%	0.52%	(0.35)%	(0.04)%	0.16%	0.13%
0.63%	0.29%	(0.48)%	(0.21)%	(0.05)%	(0.25)%
56%	53%	95%	66%	97%	106%

45

Financial highlights

Delaware International Small Cap Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets prior to fees waived.
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

46

Six months ended 5/31/23[1]	Year ended
(Unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
$5.53	$7.86	$7.16	$5.91	$5.61	$6.83

— [3]	(0.01)	(0.09)	(0.05)	(0.03)	(0.04)
(0.26)	(1.78)	0.79	1.30	0.33	(0.86)
(0.26)	(1.79)	0.70	1.25	0.30	(0.90)

—	(0.54)	—	—	—	(0.32)
—	—	—	—	—	—
—	(0.54)	—	—	—	(0.32)

$5.27	$5.53	$7.86	$7.16	$5.91	$5.61

(4.70)%	(24.39)%	9.78%	21.15%	5.35%	(13.86)%

$868	$1,079	$1,955	$3,106	$3,541	$4,698
2.11%	2.10%	2.10%	2.10%	2.09%	2.09%
2.40%	2.33%	2.23%	2.27%	2.30%	2.47%
0.17%	(0.23)%	(1.10)%	(0.79)%	(0.59)%	(0.62)%
(0.12)%	(0.46)%	(1.23)%	(0.96)%	(0.80)%	(1.00)%
56%	53%	95%	66%	97%	106%

47

Financial highlights

Delaware International Small Cap Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

48

Six months ended 5/31/23[1]	Year ended
(Unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
$6.41	$8.97	$8.14	$6.68	$6.31	$7.61

0.02	0.02	(0.05)	(0.02)	(0.01)	(0.01)
(0.31)	(2.04)	0.88	1.48	0.38	(0.97)
(0.29)	(2.02)	0.83	1.46	0.37	(0.98)

(0.01)	—	—	—	—	—
—	(0.54)	—	—	—	(0.32)
(0.01)	(0.54)	—	—	—	(0.32)

$6.11	$6.41	$8.97	$8.14	$6.68	$6.31

(4.43)%	(23.91)%	10.20%	21.86%	5.86%	(13.47)%

$114	$119	$159	$340	$98	$87
1.61%	1.60%	1.60%	1.60%	1.59%	1.59%
1.90%	1.83%	1.73%	1.77%	1.80%	1.97%
0.67%	0.27%	(0.60)%	(0.29)%	(0.09)%	(0.12)%
0.38%	0.04%	(0.73)%	(0.46)%	(0.30)%	(0.50)%
56%	53%	95%	66%	97%	106%

49

Financial highlights

Delaware International Small Cap Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

50

Six months ended 5/31/23[1]	Year ended
(Unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
$7.27	$10.06	$9.07	$7.43	$6.98	$8.34

0.04	0.06	(0.01)	0.02	0.03	0.03
(0.35)	(2.31)	1.00	1.63	0.42	(1.07)
(0.31)	(2.25)	0.99	1.65	0.45	(1.04)

(0.04)	—	—	(0.01)	—	—
—	(0.54)	—	—	—	(0.32)
—	—	—	— [3]	—	—
(0.04)	(0.54)	—	(0.01)	—	(0.32)

$6.92	$7.27	$10.06	$9.07	$7.43	$6.98

(4.27)%	(23.59)%	10.92%	22.30%	6.45%	(12.99)%

$50,046	$50,572	$73,091	$91,340	$117,702	$60,124
1.11%	1.10%	1.10%	1.10%	1.09%	1.09%
1.40%	1.33%	1.23%	1.27%	1.30%	1.47%
1.17%	0.77%	(0.10)%	0.21%	0.41%	0.38%
0.88%	0.54%	(0.23)%	0.04%	0.20%	0.00%
56%	53%	95%	66%	97%	106%

51

Financial highlights

Delaware International Small Cap Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

52

Six months ended 5/31/23[1]	Year ended
(Unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
$7.31	$10.09	$9.10	$7.45	$6.99	$8.35

0.05	0.07	— [3]	0.02	0.04	0.04
(0.36)	(2.31)	0.99	1.65	0.42	(1.08)
(0.31)	(2.24)	0.99	1.67	0.46	(1.04)

(0.05)	—	—	(0.02)	—	—
—	(0.54)	—	—	—	(0.32)
—	—	—	— [4]	—	—
(0.05)	(0.54)	—	(0.02)	—	(0.32)

$6.95	$7.31	$10.09	$9.10	$7.45	$6.99

(4.26)%	(23.41)%	10.88%	22.48%	6.58%	(12.98)%

$3,267	$13,036	$21,631	$12,498	$3,780	$2,676
1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
1.29%	1.23%	1.13%	1.17%	1.21%	1.38%
1.28%	0.87%	0.00%	0.31%	0.50%	0.47%
0.99%	0.64%	(0.13)%	0.14%	0.29%	0.09%
56%	53%	95%	66%	97%	106%

53

Financial highlights

Delaware International Value Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Operations due to the timing of creation of Fund shares in relation to fluctuating market values.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended November 30, 2019 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

54

Six months ended 5/31/23[1]	Year ended
(Unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
$12.42	$15.47	$14.82	$14.66	$13.53	$15.66

0.17	0.17	0.13	0.11	0.19	0.29
1.15	(2.08)	0.76 [3]	0.43	1.23	(2.19)
1.32	(1.91)	0.89	0.54	1.42	(1.90)

(0.21)	(0.11)	(0.13)	(0.18)	(0.29)	(0.23)
—	(1.03)	(0.11)	(0.20)	—	—
(0.21)	(1.14)	(0.24)	(0.38)	(0.29)	(0.23)

$13.53	$12.42	$15.47	$14.82	$14.66	$13.53

10.82%[5]	(13.46)%[5]	6.02%[5]	3.80%[5]	10.94%[5]	(12.32)%

$155,203	$149,727	$201,367	$59,692	$62,035	$63,604
1.13%	1.13%	1.17%	1.26%	1.34%	1.33%
1.39%	1.35%	1.36%	1.35%	1.35%	1.33%
2.62%	1.27%	0.80%	0.81%	1.35%	1.93%
2.36%	1.05%	0.61%	0.72%	1.34%	1.93%
12%	32%	38%	36%	143%[7]	13%

55

Financial highlights

Delaware International Value Equity Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Operations due to the timing of creation of Fund shares in relation to fluctuating market values.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended November 30, 2019 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

56

Six months ended 5/31/23[1]	Year ended
(Unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
$12.26	$15.28	$14.63	$14.48	$13.25	$15.36

0.12	0.07	0.01	0.01	0.08	0.16
1.14	(2.06)	0.75 [3]	0.42	1.25	(2.15)
1.26	(1.99)	0.76	0.43	1.33	(1.99)

(0.11)	—	—	(0.08)	(0.10)	(0.12)
—	(1.03)	(0.11)	(0.20)	—	—
(0.11)	(1.03)	(0.11)	(0.28)	(0.10)	(0.12)

$13.41	$12.26	$15.28	$14.63	$14.48	$13.25

10.38%[5]	(14.07)%[5]	5.21%[5]	3.01%[5]	10.18%[5]	(13.04)%

$3,045	$3,313	$4,549	$6,127	$8,562	$8,734
1.88%	1.88%	1.92%	2.01%	2.09%	2.08%
2.14%	2.10%	2.11%	2.10%	2.10%	2.08%
1.87%	0.52%	0.05%	0.06%	0.60%	1.18%
1.61%	0.30%	(0.14)%	(0.03)%	0.59%	1.18%
12%	32%	38%	36%	143%[7]	13%

57

Financial highlights

Delaware International Value Equity Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Operations due to the timing of creation of Fund shares in relation to fluctuating market values.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended November 30, 2019 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

58

Six months ended 5/31/23[1]	Year ended
(Unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
$12.37	$15.40	$14.76	$14.60	$13.46	$15.59

0.16	0.14	0.09	0.08	0.15	0.25
1.14	(2.08)	0.76 [3]	0.42	1.24	(2.19)
1.30	(1.94)	0.85	0.50	1.39	(1.94)

(0.15)	(0.06)	(0.10)	(0.14)	(0.25)	(0.19)
—	(1.03)	(0.11)	(0.20)	—	—
(0.15)	(1.09)	(0.21)	(0.34)	(0.25)	(0.19)

$13.52	$12.37	$15.40	$14.76	$14.60	$13.46

10.69%[5]	(13.68)%[5]	5.75%[5]	3.53%[5]	10.72%[5]	(12.58)%

$1,250	$1,454	$4,941	$2,845	$3,472	$3,508
1.38%	1.38%	1.42%	1.51%	1.59%	1.58%
1.64%	1.60%	1.61%	1.60%	1.60%	1.58%
2.37%	1.01%	0.55%	0.56%	1.10%	1.68%
2.11%	0.79%	0.36%	0.47%	1.09%	1.68%
12%	32%	38%	36%	143%[7]	13%

59

Financial highlights

Delaware International Value Equity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Operations due to the timing of creation of Fund shares in relation to fluctuating market values.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended November 30, 2019 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

60

Six months ended 5/31/23[1]	Year ended
(Unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
$12.50	$15.55	$14.90	$14.74	$13.60	$15.74

0.19	0.20	0.17	0.15	0.22	0.33
1.14	(2.09)	0.75 [3]	0.43	1.25	(2.20)
1.33	(1.89)	0.92	0.58	1.47	(1.87)

(0.24)	(0.13)	(0.16)	(0.22)	(0.33)	(0.27)
—	(1.03)	(0.11)	(0.20)	—	—
(0.24)	(1.16)	(0.27)	(0.42)	(0.33)	(0.27)

$13.59	$12.50	$15.55	$14.90	$14.74	$13.60

10.90%[5]	(13.23)%[5]	6.24%[5]	4.04%[5]	11.29%[5]	(12.11)%

$163,370	$182,373	$318,766	$248,810	$229,511	$220,747
0.88%	0.88%	0.92%	1.01%	1.09%	1.08%
1.14%	1.10%	1.11%	1.10%	1.10%	1.08%
2.87%	1.52%	1.05%	1.06%	1.60%	2.18%
2.61%	1.30%	0.86%	0.97%	1.59%	2.18%
12%	32%	38%	36%	143%[7]	13%

61

Financial highlights

Delaware International Value Equity Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Operations due to the timing of creation of Fund shares in relation to fluctuating market values.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	The Fund’s portfolio turnover rate increased substantially during the year ended November 30, 2019 due to a change in the Fund’s portfolio managers and associated repositioning.
[9]	Portfolio turnover is representative of the Fund for the entire period.

See accompanying notes, which are an integral part of the financial statements.

62

Six months ended 5/31/23[2]	Year ended				3/29/18[1] to
(Unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
$12.51	$15.56	$14.91	$14.74	$13.60	$15.36

0.20	0.21	0.18	0.15	0.24	0.25
1.15	(2.09)	0.76 [4]	0.45	1.24	(2.01)
1.35	(1.88)	0.94	0.60	1.48	(1.76)

(0.26)	(0.14)	(0.18)	(0.23)	(0.34)	—
—	(1.03)	(0.11)	(0.20)	—	—
(0.26)	(1.17)	(0.29)	(0.43)	(0.34)	—

$13.60	$12.51	$15.56	$14.91	$14.74	$13.60

11.01%[6]	(13.17)%[6]	6.31%[6]	4.14%[6]	11.36%[6]	(11.46)%

$5,158	$3,038	$3,732	$1,585	$2,091	$2
0.80%	0.81%	0.86%	0.95%	1.03%	1.02%
1.06%	1.02%	1.04%	1.02%	1.03%	1.02%
2.95%	1.59%	1.11%	1.12%	1.66%	2.47%
2.69%	1.38%	0.94%	1.05%	1.66%	2.47%
12%	32%	38%	36%	143%[8]	13%[9]

63

Notes to financial statements
Delaware International Funds	May 31, 2023 (Unaudited)

Delaware Group® Global & International Funds (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Emerging Markets Fund, Delaware International Small Cap Fund, and Delaware International Value Equity Fund (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. Each Fund, except Delaware International Value Equity Fund, is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Delaware International Value Equity fund is considered non-diversified under the 1940 Act. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Trust’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are

64

readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended May 31, 2023, and for all open tax years (years ended November 30, 2019–November 30, 2022), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which it invests in that may date back to the inception of each Fund. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended May 31, 2023, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Underlying Funds — The Funds may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Funds may invest include ETFs. A Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally do not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” Each Fund reports certain foreign currency related transactions as components of

65

Notes to financial statements

Delaware International Funds

1. Significant Accounting Policies (continued)

realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Derivative Financial Instruments — The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. Each Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Funds can realize on an investment and/or may result in lower distributions paid to shareholders. Each Fund’s investments in these instruments, if any, are discussed in detail in the Notes to financial statements.

Segregation and Collateralizations — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Funds may deliver or receive collateral in connection with certain investments (e.g., futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged/received to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the “Statements of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to each Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the

66

specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the fund invests are recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that a Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Each Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Each Fund will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. Each Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

	Delaware Emerging Markets Fund	Delaware International Small Cap Fund	Delaware International Value Equity Fund
On the first $500 million	1.2500%	0.8500%	0.8500%
On the next $500 million	1.2000%	0.8000%	0.8000%
On the next $1.5 billion	1.1500%	0.7500%	0.7500%
In excess of $2.5 billion	1.1000%	0.7000%	0.7000%

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following specified percentages of

67

Notes to financial statements

Delaware International Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

average daily net assets of each Fund. The expense waivers were in effect from December 1, 2022 through May 31, 2023.* These waivers and reimbursements may only be terminated by agreement of DMC and the Funds. The waivers and reimbursements are accrued daily and received monthly.

Fund	Operating expense limitation as a percentage of average daily net assets (per annum) December 1, 2022- March 29, 2023	Operating expense limitation as a percentage of average daily net assets (per annum) March 30, 2023- May 31, 2023
Delaware Emerging Markets Fund	1.23%[1]	1.20%[2]
Delaware International Small Cap Fund	1.12%[3]	1.08%[3]
Delaware International Value Equity Fund	0.88%[4]	0.88%[5]
[1]	The expense limitation was 1.14% for Class R6 shares.
[2]	The expense limitation is 1.12% for Class R6 shares.
[3]	The expense limitation is 1.00% for Class R6 shares.
[4]	The expense limitation was 0.81% for Class R6 shares.
[5]	The expense limitation is 0.79% for Class R6 shares.

DMC may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL) ( the “Affiliated Sub-Advisor”), to execute Fund equity security trades on its behalf. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisor serves as sub-advisor, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Funds, may pay the Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and

68

administration expenses.” For the six months ended May 31, 2023, each Fund paid for these services as follows:

Fund	Fees
Delaware Emerging Markets Fund	$70,854
Delaware International Small Cap Fund	2,984
Delaware International Value Equity Fund	6,846

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2023, each Fund paid for these services as follows:

Fund	Fees
Delaware Emerging Markets Fund	$1,388,638
Delaware International Small Cap Fund	15,374
Delaware International Value Equity Fund	70,573

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” These fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended May 31, 2023, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Emerging Markets Fund	$36,063

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Notes to financial statements

Delaware International Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Fund	Fees
Delaware International Small Cap Fund	$541
Delaware International Value Equity Fund	3,830

For the six months ended May 31, 2023, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Class A
Delaware Emerging Markets Fund	$5,054
Delaware International Small Cap Fund	819
Delaware International Value Equity Fund	7,808

For the six months ended May 31, 2023, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Emerging Markets Fund	$—	$2,660
Delaware International Small Cap Fund	—	—
Delaware International Value Equity Fund	43	24

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from March 30, 2022 through March 29, 2024.

3. Investments

For the six months ended May 31, 2023, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases	Sales
Delaware Emerging Markets Fund	$74,139,660	$176,761,177
Delaware International Small Cap Fund	36,585,725	44,688,083
Delaware International Value Equity Fund	40,533,529	84,317,879

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At May 31, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Fund	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation (depreciation) of investments and derivatives
Delaware Emerging Markets Fund	$4,938,018,861	$1,517,997,644	$(1,768,371,249)	$(250,373,605)
Delaware International Small Cap Fund	56,183,655	9,605,492	(5,892,686)	3,712,806
Delaware International Value Equity Fund	338,555,603	33,243,598	(46,442,596)	(13,198,998)

At November 30, 2022, capital loss carryforwards available to offset future realized capital gains were as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Emerging Markets Fund	$12,586,798	$83,324,784	$95,911,582
Delaware International Small Cap Fund	6,888,440	1,335,649	8,224,089
Delaware International Value Equity Fund	2,181,944	4,166,843	6,348,787

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions

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Notes to financial statements

Delaware International Funds

3. Investments (continued)

market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of May 31, 2023:

	Delaware Emerging Markets Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stocks
Argentina	$19,474,882	$1,372,175	$—	$20,847,057
Australia	12,883,720	—	—	12,883,720
Bahrain	3,259,340	—	—	3,259,340
Brazil	238,625,114	—	—	238,625,114

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	Delaware Emerging Markets Fund
	Level 1	Level 2	Level 3		Total
Chile	$57,452,867	$—	$—		$57,452,867
China	1,240,787,791	—	—		1,240,787,791
Hong Kong	10,345,766	—	—		10,345,766
India	651,276,304	82,929	—		651,359,233
Indonesia	81,746,773	—	—		81,746,773
Malaysia	976,059	—	—		976,059
Mexico	210,670,712	—	—		210,670,712
Peru	21,910,494	—	—		21,910,494
Republic of Korea	1,044,443,208	—	—		1,044,443,208
Russia	560,611	—	—	[1,2]	560,611
South Africa	13,729,340	—	—		13,729,340
Taiwan	819,267,631	—	—		819,267,631
Turkey	52,979,413	—	—		52,979,413
United Kingdom	3,280,905	—	—		3,280,905
United States	93,352,000	—	—		93,352,000
Exchange-Traded Fund	8,809,846	—	—		8,809,846
Participation Notes	—	—	—	[2]	—
Preferred Stocks[3]	88,963,051	—	—	[1,2]	88,963,051
Rights	1,245,684	—	—		1,245,684
Warrants	499,541	—	—		499,541
Short-Term Investments	9,649,100	—	—		9,649,100
Total Value of Securities	$4,686,190,152	$1,455,104	$—		$4,687,645,256

1The value represents valuations of Russian Common Stocks for which Management has determined include significant unobservable inputs as of May 31, 2023.

2The security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investment in this table.

3Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 100.00% and 0%, respectively, of the total market value of this security type. Level 1 investments represent exchange-traded investments and Level 2 investments represent investments with observable inputs or matrix-priced investments.

	Delaware International Small Cap Fund
	Level 1	Level 3	Total
Securities
Assets:
Common Stocks
Argentina	$648,622	$—	$648,622
Australia	1,539,113	—	1,539,113
Austria	1,833,748	—	1,833,748
Brazil	1,098,524	—	1,098,524
Canada	5,843,651	—	5,843,651

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Notes to financial statements

Delaware International Funds

3. Investments (continued)

	Delaware International Small Cap Fund
	Level 1	Level 3	Total
China	$2,212,081	$—	$2,212,081
Denmark	968,045	—	968,045
Finland	589,390	—	589,390
France	704,751	—	704,751
Germany	2,074,250	—	2,074,250
Greece	399,654	—	399,654
India	3,212,087	—	3,212,087
Indonesia	600,946	—	600,946
Ireland	686,306	—	686,306
Israel	826,660	—	826,660
Italy	3,594,313	—	3,594,313
Japan	12,976,353	—	12,976,353
Mexico	3,090,459	—	3,090,459
Netherlands	563,778	—	563,778
Norway	1,102,328	—	1,102,328
Republic of Korea	2,219,320	—	2,219,320
Russia	—	94,200	94,200
Spain	1,186,098	—	1,186,098
Sweden	1,599,777	—	1,599,777
Taiwan	4,240,786	—	4,240,786
United Kingdom	4,073,851	—	4,073,851
United States	804,886	—	804,886
Short-Term Investments	1,112,484	—	1,112,484
Total Value of Securities	$59,802,261	$94,200	$59,896,461
Delaware International Value Equity Fund
Level 1
Securities
Assets:
Common Stocks	$314,797,583
Preferred Stock	8,618,532
Short-Term Investments	1,940,490
Total Value of Securities	$325,356,605

During the six months ended May 31, 2023, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

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A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to that Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to each Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to each Fund’s net assets at the end of the period.

During the six months ended May 31, 2023, Delaware International Value Equity Fund had no Level 3 investments.

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Notes to financial statements

Delaware International Funds

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Emerging Markets Fund		Delaware International Small Cap Fund		Delaware International Value Equity Fund
	Six months ended 5/31/23	Year ended 11/30/22	Six months ended 5/31/23	Year ended 11/30/22	Six months ended 5/31/23	Year ended 11/30/22
Shares sold:
Class A	1,248,692	2,384,624	74,119	102,221	507,813	751,706
Class C	204,195	260,415	8,226	24,980	43,855	59,235
Class R	137,111	251,660	117	231	3,103	47,401
Institutional Class	27,083,789	69,311,633	1,036,722	1,526,930	1,666,079	5,300,882
Class R6	11,007,586	39,808,326	167,449	995,679	246,396	149,296

Shares issued upon reinvestment of dividends and distributions:
Class A	206,954	452,712	3,202	60,266	204,934	1,000,549
Class C	23,465	121,108	—	18,584	2,561	21,093
Class R	15,174	40,147	17	1,114	1,472	24,370
Institutional Class	2,365,918	4,559,885	31,693	340,875	270,003	1,628,365
Class R6	1,690,001	2,417,840	9,893	98,023	2,632	12,244
	43,982,885	119,608,350	1,331,438	3,168,903	2,948,848	8,995,141

Shares redeemed:
Class A	(1,913,407)	(4,033,335)	(171,235)	(191,822)	(1,296,439)	(2,716,133)
Class C	(758,661)	(1,651,351)	(38,510)	(97,388)	(89,632)	(107,754)
Class R	(176,053)	(497,316)	(25)	(511)	(29,708)	(275,014)
Institutional Class	(30,812,726)	(84,350,652)	(790,428)	(2,180,790)	(4,510,250)	(12,839,638)
Class R6	(11,848,000)	(28,135,314)	(1,491,276)	(1,452,337)	(112,594)	(158,496)
	(45,508,847)	(118,667,968)	(2,491,474)	(3,922,848)	(6,038,623)	(16,097,035)
Net increase (decrease)	(1,525,962)	940,382	(1,160,036)	(753,945)	(3,089,775)	(7,101,894)

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Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table on the above and on the “Statements of changes in net assets.” For the six months ended May 31, 2023 and the year ended November 30, 2022, each Fund had the following exchange transactions:

	Exchange Redemptions				Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class R6 Shares	Class A Shares	Class C Shares	Institutional Class Shares	Class R6 Shares	Value
Delaware Emerging Markets Fund
Six months ended
5/31/23	236,319	37,283	903,616	15,622	49,521	—	260,591	877,615	$21,794,272
Year ended
11/30/22	41,481	43,580	19,286	—	30,736	—	48,267	21,290	1,865,718
Delaware International Small Cap Fund
Six months ended
5/31/23	—	135,596	6,146	1,645	6,128	1,330	128,088	—	1,020,793
Year ended
11/30/22	—	688	—	—	557	—	—	—	4,095
Delaware International Value Equity Fund
Six months ended
5/31/23	132,423	7,087	380,865	—	10,537	—	131,919	377,358	6,851,915
Year ended
11/30/22	2,231	6,800	758	—	7,495	—	2,219	—	118,823

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2023.

Each Fund had no amounts outstanding as of May 31, 2023, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity

77

Notes to financial statements

Delaware International Funds

6. Derivatives (continued)

uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to each Fund to cover each Fund’s exposure to the counterparty.

During the six months ended May 31, 2023, Delaware Emerging Markets Fund and Delaware International Small Cap Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts to facilitate or expedite the settlement of portfolio transactions. Delaware International Value Equity Fund entered into foreign currency exchange contracts and foreign cross currency contracts in order to fix the US dollar value of a security between trade date and settlement date.

During the six months ended May 31, 2023, the Funds experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed on the “Statements of assets and liabilities” and “Statements of operations.”

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The table below summarizes the average daily balance of derivative holdings by each Fund during the six months ended May 31, 2023:

	Long Derivative Volume
	Delaware Emerging Markets Fund	Delaware International Small Cap Fund	Delaware International Value Equity Fund
Foreign currency exchange contracts (average notional value)	$13,185	$174,055	$293,613
	Short Derivative Volume
	Delaware International Small Cap Fund	Delaware International Value Equity Fund
Foreign currency exchange contracts (average notional value)	$308,841	$657,476

7. Offsetting

Each Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of their derivative contract counterparties in order to better define their contractual rights and to secure rights that will help each Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

8. Securities Lending

Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are

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Notes to financial statements

Delaware International Funds

8. Securities Lending (continued)

denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities as disclosed on the “Schedules of investments.” Securities purchased with cash collateral are valued at the market value. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

80

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

At the six months ended May 31, 2023, each Fund had no securities out on loan.

9. Credit and Market Risk

The global outbreak of COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the outbreak, its full economic impact and ongoing effects at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.

Beginning in late February 2022, global financial markets have experienced and may continue to experience significant volatility related to military action by Russia in Ukraine. As a result of this military action, the US and many other countries have imposed sanctions on Russia and certain Russian individuals, banks and corporations. The ongoing hostilities and resulting sanctions are expected to have a severe adverse effect on the region’s economies and more globally, including significant negative impact on markets for certain securities and commodities, such as oil and natural gas. Any cessation of trading on the Russian securities markets will impact the value and liquidity of certain portfolio holdings. The extent and duration of military action, sanctions, and resulting market disruptions are impossible to predict, but could be substantial and prolonged and impact each Fund’s performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the NAV of the Funds to fluctuate.

Delaware Emerging Markets Fund invests a significant portion of its assets in the greater China region, which consists of Hong Kong, the People’s Republic of China, and Taiwan, among other countries. As a result, the Fund’s investments in the region are particularly susceptible to risks in that region. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could

81

Notes to financial statements

Delaware International Funds

9. Credit and Market Risk (continued)

result in greater volatility in the Fund’s net asset value and losses. Markets in the greater China region can experience significant volatility due to social, economic, regulatory, and political uncertainties.

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by each Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by each Fund.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

10. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

11. New Regulatory Pronouncement

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The

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amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

12. Subsequent Events

On May 24, 2023, the Board of Trustees approved a proposal to liquidate and dissolve Delaware International Small Cap Fund. The liquidation and dissolution are expected to take effect on or about August 31, 2023.

Management has determined that no other material events or transactions occurred subsequent to May 31, 2023, that would require recognition or disclosure in the Funds’ financial statements.

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Other Fund information (Unaudited)

Delaware International Funds

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting each Fund’s acquisition of Illiquid investments if, immediately after the acquisition, each Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if each Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing each Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; and (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of each Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 23-25, 2023, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2022 through March 31, 2023. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and each Fund’s liquidity needs. Each Fund’s HLIM is set at an appropriate level and the Funds complied with their HLIM at all times during the reporting period.

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Form N-PORT and proxy voting information

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

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Item 2.   Code of Ethics

Not applicable.

Item 3.   Audit Committee Financial Expert

Not applicable.

Item 4.   Principal Accountant Fees and Services

Not applicable.

Item 5.   Audit Committee of Listed Registrants

Not applicable.

Item 6.   Investments

(a)          Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b)          Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the

Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a)  (1)   Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® GLOBAL & INTERNATIONAL FUNDS

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 3, 2023

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 3, 2023